Other Disclosures - Contingent liabilities (Details) € in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jan. 09, 2019 EquityInstruments	May 31, 2017 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Contingent liabilities
Grant received for product development			€ 3.8	$ 4.4
Aditech
Contingent liabilities
Obligation payable				$ 25.0
Unsuccessful outcome of Interference Proceeding
Contingent liabilities
Number of deferred shares expired | EquityInstruments	100,000
Addendum | Aditech
Contingent liabilities
Percentage due of non refundable fee			2.00%	2.00%
Obligation payable				$ 25.0
Contingent liability paid		$ 25.0
Exclusive license | Aditech
Contingent liabilities
Percentage Royalty Due Contingent Liability			2.00%	2.00%